Property, plant and equipment	12 Months Ended
Apr. 02, 2023
Property, plant and equipment [abstract]
Property, plant and equipment	Property, plant and equipment
The following table presents changes in the cost and the accumulated depreciation on the Company’s property, plant and equipment:

	Plant equipment	Computer equipment	Leasehold improvements	Show displays	Furniture and fixtures	In progress	Total
Cost	$	$	$	$	$	$	$
March 28, 2021	29.1	10.7	102.1	9.4	30.8	3.3	185.4
Additions	0.1	1.5	6.2	—	2.4	23.5	33.7
Disposals	(0.2)	(0.1)	—	—	(0.1)	(0.1)	(0.5)
Transfers	1.9	0.8	18.1	0.2	1.9	(22.9)	—
Impact of foreign currency translation	—	(0.1)	(1.3)	(0.2)	(0.2)	0.3	(1.5)
April 3, 2022	30.9	12.8	125.1	9.4	34.8	4.1	217.1
Additions	—	0.9	8.8	—	2.2	63.3	75.2
Additions from business combinations (note 5)	—	—	0.9	—	0.3	—	1.2
Disposals	—	(0.1)	(1.0)	—	(0.1)	—	(1.2)
Transfers	1.1	1.5	15.5	1.6	1.6	(21.3)	—
Impact of foreign currency translation	—	0.2	2.1	0.4	1.0	0.4	4.1
April 2, 2023	32.0	15.3	151.4	11.4	39.8	46.5	296.4

	Plant equipment	Computer equipment	Leasehold improvements	Show displays	Furniture and fixtures	In progress	Total
Accumulated depreciation	$	$	$	$	$	$	$
March 28, 2021	9.0	6.8	33.2	6.3	13.6	—	68.9
Depreciation	3.1	2.7	19.2	1.1	6.9	—	33.0
Disposals	—	(0.1)	—	—	—	—	(0.1)
Impairment losses	—	—	1.6	—	—	—	1.6
Impact of foreign currency translation	—	(0.1)	(0.1)	(0.1)	(0.2)	—	(0.5)
April 3, 2022	12.1	9.3	53.9	7.3	20.3	—	102.9
Depreciation	3.2	2.7	23.1	1.1	7.3	—	37.4
Disposals	—	(0.1)	(1.0)	—	(0.1)	—	(1.2)
Impairment losses	—	—	0.2	—	—	—	0.2
Impact of foreign currency translation	—	0.2	(0.1)	0.3	0.7	—	1.1
April 2, 2023	15.3	12.1	76.1	8.7	28.2	—	140.4

Net book value
April 3, 2022	18.8	3.5	71.2	2.1	14.5	4.1	114.2
April 2, 2023	16.7	3.2	75.3	2.7	11.6	46.5	156.0
Impairment losses for the year ended April 2, 2023 and April 3, 2022 were booked within the DTC segment as part of SG&A expenses in the statements of income.